EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
EARNINGS/(LOSS) PER SHARE	EARNINGS/(LOSS) PER SHARE
Basic earnings/(loss) per share
Basic earnings/(loss) per share is calculated by dividing net income/(loss) attributable equity holders of the Company by the weighted-average number of ordinary shares outstanding. The disclosed earnings/(loss) per share calculations have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from a share split that was effected immediately prior to the IPO. Refer to Note 18. Shareholders' Equity/(Deficit) for additional information.
Diluted earnings/(loss) per share
Diluted earnings per share is calculated by dividing net income/(loss) attributable to equity holders of the Company by the weighted-average number of ordinary shares outstanding during the year plus the weighted-average number of dilutive potential ordinary shares relating to unvested shares of RSUs, PSUs, and unvested and vested share options.
The following table presents an overview of the calculated basic and diluted earnings/(loss) per share:

	2024			2023			2022
In millions (except for share and earnings/(loss) per share information)	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
Net income/(loss) attributable to equity holders of the Company	$72.6	$—	$72.6	$(208.6)	$—	$(208.6)	$(230.9)	$(21.8)	$(252.7)
Basic weighted-average number of ordinary shares	498,029,143	498,029,143	498,029,143	384,499,607	384,499,607	384,499,607	384,304,322	384,304,322	384,304,322
Weighted-average dilutive impact of options, RSUs, and PSUs	3,716,002	3,716,002	3,716,002	—	—	—	—	—	—
Diluted weighted-average number of ordinary shares	501,745,145	501,745,145	501,745,145	384,499,607	384,499,607	384,499,607	384,304,322	384,304,322	384,304,322
Earnings/(Loss) Per Share
Basic	$0.15	$0.00	$0.15	$(0.54)	$0.00	$(0.54)	$(0.60)	$(0.06)	$(0.66)
Diluted	$0.14	$0.00	$0.14	$(0.54)	$0.00	$(0.54)	$(0.60)	$(0.06)	$(0.66)
For the years ended December 31, 2023 and 2022, we incurred net losses and as a result, the inclusion of potentially dilutive shares relating to unvested share options were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive. The weighted average potentially dilutive shares excluded were 3,854,165 and 2,802,262 for the years ended December 31, 2023 and 2022, respectively.
For the year ended December 31, 2024, 204,579 weighted average potentially dilutive shares outstanding related to unvested share options and RSUs were excluded from the computation of diluted earnings per share because their effects would have been anti-dilutive. In addition, for the year ended December 31, 2024, 5,528,932 weighted average potentially dilutive shares outstanding related to unvested performance share units and share options were excluded from the computation of diluted earnings per share because issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.